PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 6,320	$ 8,480